Schedule of Digital Asset (Details) - Digital Asset [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Issuance of 5,000,000 new preferred shares	$ 5,000,000
Issuance of 16,000,000 new ordinary shares	33,200,000
Proceeds of bitcoins mined	40,422
Digital assets, gross	38,240,422
Leaa: Purchase of miners	(29,800,000)
Digital assets, net	$ 8,440,422